OTHER LONG-TERM RECEIVABLES AND INVESTMENT	12 Months Ended
Dec. 31, 2016
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
OTHER LONG-TERM RECEIVABLES AND INVESTMENT
NOTE 4   -      OTHER LONG-TERM RECEIVABLES AND INVESTMENT

Composition:

	December 31,
	2 0 1 6	2 0 1 5

Deposits on leased vehicle and other (see also Note 8b2)	8	11
Loan to non-affiliated companies (see Note 1)	27	56
	35	67